RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 284	$ 439
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 71	$ 126